Employee benefits - Schedule of fair value of defined-benefit plans (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Fair value of plan assets	€ (1,137)	€ (1,354)
Defined-benefit plans in Austria	17,240	17,972	€ 15,128
Austria
Employee benefits
Fair value of plan liabilities	11,894	12,660
Fair value of plan assets	(1,137)	(1,354)
Defined-benefit plans in Austria	€ 10,757	€ 11,306